OTHER COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2014 tax_lease	Dec. 31, 2013
Tax Lease Benefits [Line Items]
Loss Contingency, Receivable		$ 2,000,000
Book value of vessels secured against long-term loans and capital leases	1,623,423,000	1,409,284,000
Tax lease benefits:
Number of Equipment Items, Leased	1
Accrued gain or loss on terminated contracts	400,000
NR Satu related claim [Member]
Tax Lease Benefits [Line Items]
Liabilities Subject to Compromise	3,000,000
Loss Contingency, Receivable	2,500,000
Loss contingency recoverable from related party	500,000